Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 711,625.20
Total Fee Amount	61.91
Total Offset Amount	0.00
Net Fee	$ 61.91
Offering Table N/A
Offset Table N/A	N/A